ACCRUED LIABILITIES	7 Months Ended
Dec. 31, 2017
Accrued Liabilities
ACCRUED LIABILITIES	NOTE 4 ACCRUED LIABILITIES As of December 31, 2017, the Company had accrued professional fees of $2,000.